Note 16 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	May 21, 2015	Feb. 17, 2015	Dec. 23, 2008	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Repurchased During Period, Shares				0	0	0
Preferred Stock, Shares Authorized				500,000	500,000
Preferred Stock, Shares Issued			26,000	0	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.68		$ 4.68
Proceeds from Issuance of Warrants	$ 5.7
Two Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	277,777.67
One Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	277,777.66
Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares		10,000